December 30, 2014
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520
Neuberger Berman Income Funds
--Neuberger Berman Core Bond Fund (Class R6)
--Neuberger Berman Short Duration Bond Fund (Class R6)
--Neuberger Berman Unconstrained Bond Fund (Class A, Class C, Institutional Class, and Class R6)
File Nos. 002-85229; 811-03802

Re:  Request for Selective Review for Post-Effective Amendment No. 116
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Income Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A (“PEA 116”) on behalf of its series and classes listed above.  PEA 116 includes the prospectuses (“Prospectuses”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.
The primary purposes of this filing are: (1) to add Class R6 as a new class of shares for each of Neuberger Berman Core Bond Fund and Neuberger Berman Short Duration Bond Fund, and (2) to reflect changes to the principal investment strategies of Neuberger Berman Unconstrained Bond Fund. This filing is not intended to affect the prospectus or SAI of any other previously registered series (or Class of such series) of the Registrant.

The form and text of the Neuberger Berman Core Bond Fund and Neuberger Berman Short Duration Bond Fund Prospectus are substantially the same as the form and text of the prospectuses contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

K&L | GATES
Securities and Exchange Commission
December 30, 2014

Post-Effective Amendment No. 77 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, and Institutional Class shares of Neuberger Berman Core Bond Fund (Accession No. 0000898432-09-001501) (December 30, 2009).

Post-Effective Amendment No. 95 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class R6 shares of Neuberger Berman High Income Bond Fund and Neuberger Berman Strategic Income Fund (Accession No. 0000898432-13-000050) (January 11, 2013).

            The form and text of the Neuberger Berman Unconstrained Bond Fund Prospectuses (except the sections titled “Principal Investment Strategies,” “Principal Investment Risks,” and “Additional Information about Principal Investment Risks”) are substantially the same as the form and text of the prospectuses contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 110 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, and Institutional Class shares of Neuberger Berman Unconstrained Bond Fund (Accession No. 0000898432-13-001396) (November 15, 2013).

Post-Effective Amendment No. 95 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class R6 shares of Neuberger Berman High Income Bond Fund and Neuberger Berman Strategic Income Fund (Accession No. 0000898432-13-000050) (January 11, 2013).

            The form and text of the SAI (except the section titled “Investment Information”) are substantially the same as the form and text of parallel disclosure in the SAIs contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 110 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Institutional Class and Class R6 shares of Neuberger Berman

K&L | GATES
Securities and Exchange Commission
December 30, 2014

Unconstrained Bond Fund (Accession No. 0000898432-13-001396) (November 15, 2013).

Post-Effective Amendment No. 95 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-13-000050) (January 11, 2013).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 116.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 116 will become effective on February 28, 2015, 60 days after the filing date.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by January 29, 2015.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Please contact me at (202) 778-9403 or Lynn A. Schweinfurth at (202) 778-9876 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

/s/ Marguerite W. Laurent